LIBERTY-STEIN ROE
                     INSTITUTIONAL FLOATING RATE INCOME FUND



                      SEMIANNUAL REPORT o FEBRUARY 28, 2002



                                                                          [LOGO]
                                                                       stein roe
                                                                    MUTUAL FUNDS

                                    Contents

From the President                                                             1

Performance Summary                                                            2

Portfolio Managers' Report                                                     3

Portfolio of Investments                                                       5

Financial Statements                                                          17

Notes to Financial Statements                                                 24

Financial Highlights                                                          29

Shareholder Meeting Results                                                   30


                                                     ---------------------------
                                                     Not FDIC  May Lose Value
Must be preceded or accompanied by a prospectus.               -----------------
                                                     Insured   No Bank Guarantee
                                                     ---------------------------

Dear Shareholder:

                                                                         [PHOTO]

Dear Shareholder:

     The events of September 11 cast a negative pall over the financial markets during the six months ended February 28, 2002. In the fixed-income markets, high-quality bonds held up relatively well during the early months of the period, but leadership rotated to lower quality issues as interest rates began to creep up and investors began to anticipate a strengthening economy. Performance of the syndicated loan market continued to sag as the Federal Reserve Board lowered short-term interest rates to 1.75% -- the lowest point in 40 years. However, by the end of the period there were signs that the Fed's aggressive monetary policy was beginning to pay off. The U.S. economy returned to positive growth and the outlook for our markets appeared to improve.

     As credit and market conditions change, the management team of the Liberty-Stein Roe Institutional Floating Rate Income Fund continues to focus on capital preservation and management of credit risk. Your fund's managers execute this inherently defensive strategy by identifying critical differences between individual loans, thus making credit risk more visible and measurable. The managers' support team of 17 bank loan professionals follow strict guidelines designed to uphold their fundamental approach to research.

     As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial Corporation was completed in November 2001. I would like to assure you that this transaction has had no impact on your investment. Although the ownership of the fund's investment advisor has changed, the fund continues to be guided by the same investment principles and the same portfolio managers that attracted you to the fund in the first place. In the following pages, your portfolio managers discuss specific market factors and the performance of the fund in greater detail.

     Sincerely,


     /s/ Keith T. Banks
     Keith T. Banks
     President
     Stein Roe Mutual Funds

     Meet the president

     Keith T. Banks is chief investment officer and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated.

     Mr. Banks joined the company in 2000 from J.P. Morgan Investment Management, where he was managing director and head of US equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US equity research and global head of research.


     As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.


From the President                                                             1

Average annual total return, (%) Period Ended February 28, 2002

                                              Cumulative
                                                6-month      1-year       Life*
-------------------------------------------------------------------------------
Liberty-Stein Roe Institutional
  Floating Rate Income Fund                     -0.35         1.61        5.93
-------------------------------------------------------------------------------
CSFB Leveraged Loan Index                       -0.74         1.34        3.92
-------------------------------------------------------------------------------


Average annual total return, (%) Period Ended December 31, 2001

                                              Cumulative
                                                6-month      1-year       Life*
--------------------------------------------------------------------------------
Liberty-Stein Roe Institutional
  Floating Rate Income Fund                      1.18         2.19        6.07
--------------------------------------------------------------------------------
* The fund's inception date is 12/17/98. Index performance is from 12/31/98.

INVESTMENT COMPARISONS

Growth of a $10,000 Investment, December 17, 1998 through February 28, 2002

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                ==========  Liberty-Stein Roe Institutional
                            Floating Rate Income Fund:
                            $12,022

                ----------  CSFB Leveraged Loan Index*:
                            $11,292

12/17/98    8/31/99     2/29/00     8/31/00     2/28/01     8/31/01     2/28/02

* Index performance is from 12/31/98

Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions. The CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index. Securities in the fund may not match those in index.


2                                                            Performance Summary

Fund Commentary

PORTFOLIO MANAGERS' REPORT

     In an environment that was difficult for all segments of the capital markets that are driven by credit quality, Liberty-Stein Roe Institutional Floating Rate Income Fund returned negative 0.35% for the six months ended February 28, 2002. That was slightly better than the return of the fund's benchmark, the CSFB Leveraged Loan Index, which was negative 0.74% for the period. The fund also slightly outperformed its peers, as indicated by a six-month return of negative 0.95% for the Lipper Loan Participation Funds Average.(1)

     The fund's outperformance was largely the result of its early exit from some of the more at-risk emerging telecommunications companies. Our continued focus on value-enhancing opportunities and broad portfolio diversification also benefited the fund.

Lower interest rates, higher defaults and 9/11 hurt results

     Economic contraction, falling interest rates and rising defaults created a challenging environment for the bank loan market, which was worsened by the terrorist attacks on September 11. Loan market performance seesawed during the period: September and October were weak. Then, as the high-yield bond market recovered in November and December, some borrowers were able to issue high-yield bonds to repay their bank loans. That drove loan prices higher in the secondary market while activity in the primary loan market was relatively quiet as lenders reassessed the market post 9/11. Favorable market trends continued in January, but the market turned skittish again in February, the result of high-profile defaults, such as Global Crossing Holdings (0.1% of net assets).(2)

TOP 5 SECTORS as of 2/28/02
                                     %

Wireless telecommunications         5.2
Auto parts                          4.8
Diversified manufacturing           4.8
Broadcasting                        4.6
Aerospace/defense                   4.3

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain this breakdown in the future.



Investment Objective:

Liberty-Stein Roe Institutional Floating Rate Income Fund seeks high current income consistent with preservation of capital by investing primarily in adjustable rate senior secured loans made to corporations, partnerships and other borrowers that operate in various industries and geographic regions (including domestic and foreign entities).

Fund Inception:

December 17, 1998

Net Assets (as of 2/28/02):

$105.2 million

     The events of September 11 had a negative impact on the fund's performance. The fund's holdings in the lodging and commercial aircraft manufacturing industries were hurt most by the terrorist attacks, including Wyndham International, Inc. (0.5% of net assets) and Vought Aircraft Industries (1.2% of net assets). Both loans have since recouped some of their value. In addition, lower short-term interest rates caused a dramatic reduction in the income produced by the fund's underlying loans and a rising default rate reduced secondary loan prices.

Basic strategy unchanged

     Following September 11, we anticipated large price declines and sought to create liquidity in the portfolio by becoming net sellers. Once prices began to erode dramatically, we stopped selling and rode out the decline. Overall, however, we did not change our investing strategy despite the period's dramatic events.

(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

(2)  Holdings are disclosed as of February 28, 2002, and are subject to change.


Portfolio Managers' Report                                                     3

     We maintained our exposure to economically-sensitive industries such as auto suppliers, chemical, and steel, despite downward pressure on prices of loans in these sectors. We believe that the market has oversold these industries and as the economy improves, we believe they represent the best upside opportunity. We also increased our industry exposure to more stable sectors, such as pharmaceuticals, health care and defense.

     We continue to seek opportunities that can enhance value. Our emphasis on credits that are trading at a discount to their intrinsic value led to investments in the transportation, textile, rail and shipping, and movies and entertainment industries. Our investment in theatre-related credits, in particular, aided performance as the result of rapid consolidation and balance-sheet restructuring in the industry, coupled with a much-improved box office.

PORTFOLIO QUALITY BREAKDOWN
(dollar-weighted)
                                   (%) as of
                                    2/28/02

              B1                     23.6
              B2                     10.9
              B3                      6.5
              Ba1                     2.8
              Ba2                    10.2
              Ba3                    23.3
              Caa1                    3.8
              Caa2                    2.2
              NR                      5.9
              Short-term              7.4
              Other                   3.4

Quality breakdowns are calculated as a percentage of total investments. Since the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain these quality breakdowns in the future.

Outlook improving

     Although we do not expect a quick, dramatic improvement in the loan market, we are cautiously positive as we look forward. We believe an economic recovery could be underway in the second half of 2002 and into 2003 and expect defaults to begin to decline later this year. Better visibility on the economy should benefit the loan market. And as the Federal Reserve's monetary policy eventually tilts to higher rates, we expect coupon rates of loans to increase, with the potential to improve fund total returns.

     /s/ Brian Good                            /s/ Jim Fellows

     Brian Good                                Jim Fellows


Brian Good and Jim Fellows, senior vice presidents of Stein Roe & Farnham Incorporated, have been portfolio managers of the Liberty-Stein Roe Institutional Floating Rate Income Fund since its inception.

Just like any other investment, floating rate loan investments present some financial risks. Defaults on the loans in the portfolio could reduce the fund's net asset value and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could mean that the fund manager may have to replace the loan with a lower-yielding security, which could affect the valuation of the portfolio's holdings.

The fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holding can have a greater impact on the fund's NAV than could a default in a more diversified portfolio.

Unlike floating rate loans, some fixed-income investments may be covered by FDIC insurance or other guarantees relating to timely payment of principal and interest. Some may also provide tax benefits.

Investment Portfolio

FEBRUARY 28, 2002 (UNAUDITED)

Variable Rate Senior Loan
Interests (a) - 92.8%                                        PAR           VALUE

Aerospace/Defense - 4.3%
   DeCrane Aircraft Holdings, Inc.:
     Term Loan B, 09/30/05 .....................     $ 2,912,438     $ 2,850,497
     Term Loan D, 12/17/06 .....................       1,473,722       1,444,091
   DRS Technologies,
     Term Loan, 09/30/08 .......................       1,995,000       2,016,736
   Titan Corp.:
     Term Loan B, 02/23/07 .....................       1,974,874       1,977,944
     Term Loan C, 02/23/07 .....................       4,784,775       4,791,921
   United Defense Industries,
     Term Loan B, 08/13/09 .....................       3,204,918       3,223,872
   Veridian Corp.,
     Term Loan, 09/14/06 .......................       2,447,578       2,445,487
   Vought Aircraft Industries, Inc.:
     Term Loan A, 06/30/06 .....................         688,406         653,449
     Term Loan B, 06/30/07 .....................       3,151,566       3,030,946
     Term Loan C, 06/30/08 .....................       2,196,298       2,113,904
     Term Loan X, 12/31/06 .....................       1,083,333       1,034,567
                                                                     -----------
                                                                      25,583,414
                                                                     -----------

Apparel - 0.4%
   The William Carter Co.,
     Term Loan B, 09/30/08 .....................       2,493,750       2,509,910
                                                                     -----------

Auto Parts - 4.8%
   1424666 Ontario Ltd.,
     Term Loan B, 08/10/07 .....................       4,937,471       4,631,548
   Collins & Aikman Products,
     Term Loan B, 06/30/05 .....................       2,000,000       2,035,522
   Dayco Products, LLC/Mark IV Industries,
     Term Loan A, 02/28/07 .....................       1,355,202       1,336,691
   Federal-Mogul Corp.:
     Term Loan B, 02/24/05 .....................       1,960,000       1,061,170
     Term Loan C, 02/24/04 .....................         485,000         467,180
   J.L. French Automotive Castings, Inc.,
     Term Loan B, 10/21/06 .....................       3,501,212       2,879,655
   Key Plastics LLC: (b)
     Jr. Sec. Sub Notes, 04/30/07 ..............          38,339          38,339
     Sr. Sec. Sub Notes, 04/30/07 ..............         101,433         101,433
   Meridian Automotive Systems, Inc., (b)
     Term Loan B, 03/31/07 .....................       5,995,452       4,500,636
   Metaldyne Co., LLC,
     Term Loan B, 11/28/08 .....................       6,489,897       6,169,974
   Stoneridge, Inc.,
     Term Loan B, 12/31/05 .....................       1,887,850       1,765,153
   Venture Holdings Co., LLC,
     Term Loan B, 04/01/05 .....................       3,588,983       3,330,235
                                                                     -----------
                                                                      28,317,536
                                                                     -----------

See notes to investment portfolio.


Stein Roe Floating Rate Limited Liability Company                              5

                                                             PAR           VALUE
Broadcasting - 4.6%
   Comcorp/WhiteKnight,
     Term Loan A-2, 03/31/03 ...................     $ 2,038,860     $ 1,723,493
   Emmis Communications Corp.,
     Term Loan A, 02/28/09 .....................       4,000,000       4,007,075
     Term Loan B, 08/31/09 .....................         940,532         949,102
   Entravision Communications Corp.,
     Term Loan B, 12/31/08 .....................       3,980,000       3,998,727
   Gray Communications Systems, Inc.,
     Term Loan, 09/30/09 .......................       6,000,000       6,047,751
   Quorum Broadcasting Co., Inc.,
     Term Loan B, 09/30/07 .....................       2,059,055       1,842,854
   Sinclair Broadcast Group, Inc.,
     Incremental Term Loan, 09/30/09 ...........       3,000,000       3,030,106
   UPC Financing Partnership, (b)
     Term Loan C-2, 03/31/09 ...................       7,000,000       5,811,990
                                                                     -----------
                                                                      27,411,098
                                                                     -----------

Building & Real Estate - 1.3%
   Juno Lighting,
     Term Loan B, 11/30/06 .....................         773,953         770,072
   Tapco International Corp.:
     Term Loan B, 06/23/07 .....................       4,031,724       3,931,778
     Term Loan C, 06/23/08 .....................       2,812,974       2,743,488
                                                                     -----------
                                                                       7,445,338
                                                                     -----------

Business Services - 1.7%
   Encompass,
     Term Loan C, 05/10/07 .....................       4,421,250       3,208,757
         NATG Holdings, LLC: (b)
     Term Loan B, 12/14/06 .....................       3,855,303       2,312,100
     Term Loan C, 06/30/07 .....................       3,940,000       2,365,767
   Transaction Network Services, Inc.,
     Term Loan B, 04/03/07 .....................       2,276,289       2,278,212
                                                                     -----------
                                                                      10,164,836
                                                                     -----------

Cable Television - 2.3%
   Century Cable Holdings, LLC:
     Discretionary Term, 12/31/09 ..............         500,000         495,867
     Term Loan, 06/30/09 .......................       4,000,000       3,959,620
   Charter Communications Operating, LLC,
     Term Loan B, 03/18/08 .....................       3,000,000       2,913,917
   Olympus Cable Holdings, LLC,
     Term Loan A, 06/30/10 .....................       2,000,000       1,948,842
   RCN Corp.,
     Term Loan B, 06/03/07 .....................       6,000,000       4,216,168
                                                                     -----------
                                                                      13,534,414
                                                                     -----------

Casinos/Gambling - 2.3%
   Aladdin Gaming, LLC: (c)
     Term Loan A, 02/26/05 .....................       6,000,000       4,170,000
     Term Loan B, 08/26/06 .....................       1,250,000         877,500
   Alliance Gaming Corp.,
     Term Loan, 12/31/06 .......................       3,500,000       3,534,420

See notes to investment portfolio.

                                                             PAR           VALUE
Casinos/Gambling - (cont)
   American Casinos, Inc.:
     Term Loan B, 12/20/06 .....................     $   477,526     $   482,687
     Term Loan C, 12/20/07 .....................         409,308         413,732
   Boyd Gaming Corp.,
     Term Loan B, 06/15/03 .....................       2,000,000       2,005,636
   Isle of Capri Casinos:
     Term Loan B, 03/02/06 .....................       1,058,586       1,067,244
     Term Loan C, 03/02/07 .....................         926,263         933,350
                                                                     -----------
                                                                      13,484,569
                                                                     -----------

Chemicals - 3.7%
   Hercules, Inc.,
     Term Loan D, 11/15/05 .....................       3,465,000       3,473,526
   Huntsman Corp.:
     Term Loan B, 06/30/04 .....................       3,010,539       1,990,731
     Term Loan C, 12/31/05 .....................       3,489,461       2,307,420
   Huntsman ICI Chemicals, LLC:
     Term Loan B, 06/30/07 .....................       1,715,253       1,673,615
     Term Loan C, 06/30/08 .....................       4,491,324       4,382,163
   ISP Technologies,
     Term Loan, 06/27/08 .......................       3,980,000       3,985,541
   Lyondell Chemical Co.,
     Term Loan E, 05/17/06 .....................       1,018,813       1,028,247
   Messer Griesheim Industries:
     Term Loan B, 04/27/09 .....................         877,032         885,760
     Term Loan C, 04/27/10 .....................       1,622,968       1,639,111
   Noveon, Inc.,
     Revolver, 03/31/07 ........................              --           1,958
     Term Loan A, 03/31/07 .....................         596,250         592,172
                                                                     -----------
                                                                      21,960,244
                                                                     -----------

 Consumer Services - 0.5%
   Alderwoods Group, Inc.:
     Note 2 Year, 01/02/04 .....................         132,282         132,943
     Note 5 Year, 01/02/07 .....................         666,756         670,090
     Note 7 Year, 01/02/09 .....................         880,114         932,921
   AMF Bowling Worldwide, Inc.,
     Axel A, 03/31/04 ..........................       1,327,300       1,277,527
   Loewen Group, Inc., (c)
     Revolver, 06/18/02 ........................         121,471         121,471
                                                                     -----------
                                                                       3,134,952
                                                                     -----------

Consumer Specialties - 2.3%
   American Greetings Corp.,
     Term Loan, 06/15/06 .......................       2,985,000       3,001,600
   Church & Dwight Co., Inc.,
     Term Loan B, 09/30/07 .....................       1,000,000       1,011,558
   Jostens, Inc.:
     Term Loan A, 05/31/06 .....................         721,245         705,769
     Term Loan B, 05/31/08 .....................       3,780,472       3,795,528
   Mary Kay Corp.,
     Term Loan B, 10/03/07 .....................       4,000,000       4,007,623
   Weight Watchers International, Inc.,
     Term Loan A, 09/30/05 .....................       1,161,991       1,156,930
                                                                     -----------
                                                                      13,679,008
                                                                     -----------

See notes to investment portfolio.

                                                             PAR           VALUE
Containers/Packaging - 1.3%
   Gaylord Container Corp.,
     Term Loan, 06/19/04 .......................     $ 1,231,531     $ 1,222,897
   Riverwood International Corp.:
     Revolver, 12/31/06 ........................         229,167         231,273
     Term Loan, 12/31/06 .......................       2,500,000       2,515,577
   United States Can Co.,
     Term Loan B, 10/04/08 .....................       4,468,750       3,718,875
                                                                     -----------
                                                                       7,688,622
                                                                     -----------

Diversified Commercial Services - 1.8%
   Concentra Operating Corp.:
     Term Loan B, 06/30/06 .....................       3,269,697       3,279,938
     Term Loan C, 06/30/07 .....................       1,634,849       1,639,969
   EPS Solutions Corp., (b)(c)
     Term Loan A, 06/14/01 .....................         516,011              --
   Outsourcing Solutions, Inc.,
     Term Loan B, 06/10/06 .....................       5,882,192       5,489,314
                                                                     -----------
                                                                      10,409,221
                                                                     -----------

Diversified Manufacturing - 4.8%
   Enersys,
     Term Loan B, 11/09/08 .....................       2,475,000       2,452,601
   Freedom Forge Corp.,
     Term Loan, 12/17/04 .......................         658,391         543,172
   General Cable Corp.,
     Term Loan B, 05/27/07 .....................       1,660,634       1,601,160
   Gentek, Inc.,
     Term Loan C, 10/31/07 .....................       4,930,057       3,477,290
   Jason, Inc.,
     Term Loan B, 06/30/07 .....................       4,432,500       4,102,482
   MTD Products, Inc.,
     Term Loan B, 06/14/07 .....................       3,220,064       3,179,477
   Polymer Group, Inc.:
     Term Loan B, 12/20/05 .....................       2,975,410       2,700,184
     Term Loan C, 12/20/06 .....................       2,462,500       2,234,111
   Polypore, Inc.,
     Term Loan B, 12/31/06 .....................       1,884,772       1,886,355
   Relizon Co.,
     Term Loan B, 12/31/07 .....................       2,000,000       1,903,793
   SPX Corp.:
     Term Loan A, 09/30/04 .....................       1,340,426       1,333,723
     Term Loan B, 12/31/06 .....................       2,850,909       2,853,200
                                                                     -----------
                                                                      28,267,548
                                                                     -----------

Electric Utilities - 2.4%
   AES EDC Funding II, LLC,
     Term Loan, 10/06/03 .......................       4,000,000       3,402,526
   Mission Energy Holding Co.:
     Term Loan A, 07/02/06 .....................       1,688,612       1,713,607
     Term Loan B, 07/02/06 .....................       4,811,688       4,895,809
   Western Resources,
     Term Loan, 03/17/03 .......................       4,088,756       4,103,189
                                                                     -----------
                                                                      14,115,131
                                                                     -----------

See notes to investment portfolio.

                                                               PAR         VALUE
Electronic Components - 3.3%
   IPC Acquisition Corp.,
     Term Loan, 12/31/06 ............................  $ 2,250,000   $ 2,270,164
   Knowles Electronics, Inc.,
     Term Loan B2, 06/29/07 .........................    3,947,406     3,780,491
   Manufacturers Services Ltd., Overseas Finance, (b)
     Term Loan, 09/30/05 ............................    6,320,000     6,340,109
   Seagate Technology (US) Holdings, Inc.,
     Term Loan B, 11/22/06 ..........................    2,950,000     2,968,487
   Viasystems, Inc.:
     Term Loan B, 03/31/07 ..........................    2,458,445     1,929,841
     Term Loan B Chips, 03/31/07 ....................    2,483,278     1,949,383
                                                                     -----------
                                                                      19,238,475
                                                                     -----------

Engineering & Construction - 1.7%
   URS Corp.:
     Term Loan B, 06/09/06 ..........................    1,356,250     1,313,870
     Term Loan C, 06/09/07 ..........................    1,356,250     1,313,870
   Washington Group International,
     Revolver B, 07/23/04 ...........................    7,500,000     7,485,089
                                                                     -----------
                                                                      10,112,829
                                                                     -----------

Environmental Services - 2.1%
   Allied Waste North America, Inc.:
     Term Loan A, 07/21/05 ..........................      771,379       768,941
     Term Loan B, 07/21/06 ..........................    1,777,407     1,769,868
     Term Loan C, 07/21/07 ..........................    2,132,888     2,123,830
   Environmental Systems Products
    Holdings, Inc.:
     Tranche 1, 12/31/04 ............................    4,352,196     3,840,631
     Tranche 2, 12/31/04 ............................      621,747       407,220
   Synagro Technologies, Inc.,
     Term Loan B, 07/27/06 ..........................    3,534,787     3,477,278
                                                                     -----------
                                                                      12,387,768
                                                                     -----------

Farming/Agriculture - 1.6%
   Hines Nurseries, Inc.,
     Term Loan B, 02/28/05 ..........................    4,421,890     4,333,594
   Quality Stores, Inc., (b)(c)
     Term Loan B, 04/30/06 ..........................    2,618,950     1,309,475
   United Industries Corp.,
     Term Loan B, 01/20/06 ..........................    3,984,576     3,969,514
                                                                     -----------
                                                                       9,612,583
                                                                     -----------

Finance Companies - 0.1%
   Finova Capital Corp.,
     Note, 05/15/09 .................................    2,250,000       798,750
                                                                     -----------

Food Chains - 1.0%
   Big V Supermarkets, Inc., (c)
     Term Loan B, 08/10/03 ..........................    2,089,296     1,723,670
   Carrols Corp.,
     Term Loan B, 12/31/07 ..........................    3,950,000     3,939,230
                                                                     -----------
                                                                       5,662,900
                                                                     -----------

See notes to investment portfolio.

                                                            PAR            VALUE
Food Manufacturing - 3.7%
   American Seafoods Group, LLC,
     Term Loan B, 12/31/05 ...................      $ 2,910,253      $ 2,912,655
   Commonwealth Brands, Inc.,
     Term Loan, 12/31/04 .....................        3,279,914        3,307,819
   CP Kelco US, Inc.:
     Term Loan B, 03/31/08 ...................        3,795,741        3,588,961
     Term Loan C, 09/30/08 ...................        1,268,426        1,199,324
   Del Monte Corp.,
     Term Loan, 03/31/08 .....................          744,375          753,686
   International Multifoods,
     Revolver, 03/31/08 ......................        3,000,000        3,015,367
   Merisant Corp.,
     Term Loan B, 03/31/07 ...................        3,000,945        3,017,980
   Michael Foods, Inc.,
     Term Loan B, 04/10/08 ...................        1,175,158        1,188,571
   New World Pasta Co.,
     Term Loan B, 01/28/06 ...................        2,499,325        2,496,255
   Pinnacle Foods Holding Corp.,
     Term Loan, 05/22/08 .....................          500,000          504,297
                                                                     -----------
                                                                      21,984,915
                                                                     -----------

Healthcare Services - 3.5%
   Alliance Imaging, Inc.,
     Term Loan A, 11/02/06 ...................        3,549,618        3,512,828
   Insight Midwest Holdings, LLC:
     Delayed Draw Term Loan, 10/17/08 ........               --           12,349
     Term Loan B, 10/17/08 ...................        3,990,000        4,012,232
   Pacificare Health Systems, Inc.,
     Term Loan A, 01/02/03 ...................        2,500,000        2,382,234
   Stewart Enterprises, Inc.,
     Term Loan, 06/30/06 .....................        4,895,000        4,941,924
   Sun Healthcare Group, Inc.: (c)
     Revolver, 11/12/03 ......................       13,611,422        3,368,005
     Term Loan A, 11/12/03 ...................          658,368          162,946
     Term Loan B, 11/12/04 ...................        1,139,714          282,079
     Term Loan C, 11/12/05 ...................        1,139,714          282,079
   Vicar Operating, Inc.,
     Term Loan B, 09/20/08 ...................        1,476,427        1,543,088
                                                                     -----------
                                                                      20,499,764
                                                                     -----------

Home Furnishings - 0.1%
   Libbey Glass,
     Term Loan B, 11/15/08 ...................               --            2,144
   Simmons Co.,
     Term Loan B, 10/29/05 ...................          411,630          411,820
                                                                     -----------
                                                                         413,964
                                                                     -----------

Hospital Management - 1.6%
   Community Health Systems, Inc.,
     Term Loan D, 12/31/05 ...................        2,170,416        2,180,475
   Iasis Healthcare Corp.,
     Term Loan B, 09/30/06 ...................        3,428,305        3,375,383

See notes to investment portfolio.

                                                            PAR            VALUE
Hospital Management - (cont)
   La Quinta Properties, Inc.,
     Term Loan, 05/31/03 .....................       $  483,400       $  483,177
   Triad Hospitals,
     Term Loan A, 03/31/07 ...................        3,465,000        3,482,271
                                                                      ----------
                                                                       9,521,306
                                                                      ----------

Hotels/Resort - 1.0%
   Extended Stay America, Inc.,
     Term Loan B, 01/15/08 ...................        2,500,000        2,516,409
   Wyndham International, Inc.,
     Term Loan, 06/30/06 .....................        3,457,325        3,108,235
                                                                      ----------
                                                                       5,624,644
                                                                      ----------

Industrial Machinery - 0.2%
   Terex Corp.,
     Term Loan C - Powersc, 03/06/06 .........        1,107,576        1,111,927
                                                                      ----------


Insurance Broker/Service - 0.8%
   Conseco, Inc.,
     Term Loan, 09/30/03 .....................        5,476,096        4,609,769
                                                                      ----------

Media Conglomerates - 0.6%
   Bridge Information Systems: (c)
     Multidraw Term Loan, 06/01/06 ...........          912,236          371,736
     Revolver, 07/07/03 ......................          595,142          242,520
     Term Loan A, 07/07/03 ...................        1,912,173          779,211
     Term Loan B, 05/29/05 ...................        5,426,699        2,211,380
                                                                      ----------
                                                                       3,604,847
                                                                      ----------

Medical Specialties - 1.0%
   Dade Behring, Inc.:
     Term Loan B, 06/30/06 ...................        2,478,900        2,483,586
     Term Loan C, 06/30/07 ...................        3,450,207        3,456,108
                                                                      ----------
                                                                       5,939,694
                                                                      ----------

Metal Fabrications - 1.1%
   Mueller Group, Inc.:
     Term Loan B, 08/16/06 ...................          475,490          475,937
     Term Loan C, 08/16/07 ...................          475,490          475,931
     Term Loan D, 04/17/08 ...................        1,719,375        1,727,602
   OM Group, Inc.,
     Term Loan B, 04/01/07 ...................        3,989,982        4,008,748
                                                                      ----------
                                                                       6,688,218
                                                                      ----------

Metals/Mining - 1.2%
   Copperweld Corp.,
     Term Loan, 01/15/02 .....................          500,000          504,644
   LTV Corp.:
     DIP, 06/30/02 ...........................          608,743          584,393
     Term Loan B, 10/31/04 ...................        2,154,167        1,734,104
   Stillwater Mining Co.,
     Term Loan B, 12/31/07 ...................        3,970,000        3,973,114
                                                                      ----------
                                                                       6,796,255
                                                                      ----------

See notes to investment portfolio.

                                                             PAR           VALUE

Movies/Entertainment - 2.7%
   Loews Cineplex Entertainment Corp.: (c)
     DIP Revolver, 03/31/02 ....................     $   534,545     $   533,209
     Revolver A, 05/14/03 ......................       4,431,716       4,171,353
   Metro-Goldwyn-Mayer Studios, Inc.,
     Term Loan A, 03/31/05 .....................       4,625,000       4,620,575
   Regal Cinemas, Inc.,
     Term Loan B, 12/31/07 .....................       1,250,000       1,266,320
   United Artists Theatre Co.,
     Term Loan, 01/24/05 .......................       5,330,517       5,324,725
                                                                     -----------
                                                                      15,916,182
                                                                     -----------

Office Supplies - 0.1%
   Mail-Well, Inc.,
     Revolver, 02/22/06 ........................         789,183         739,190
                                                                     -----------

Oil Refining/Marketing - 1.6%
   Ocean Rig 2,
     Term Loan, 06/30/06 .......................       4,477,500       4,127,187
   Port Arthur Finance Corp.,
     Term Loan B, 01/15/07 .....................       3,492,900       3,490,951
   Premcor Refining Group,
     Tranche 1, 08/23/03 .......................       2,000,000       1,996,765
                                                                     -----------
                                                                       9,614,903
                                                                     -----------

Paper - 1.8%
   Appleton Papers, Inc.,
     Term Loan B, 11/08/06 .....................       2,311,333       2,373,261
   Bear Island Paper Co.,
     Term Loan, 12/31/05 .......................         271,038         260,207
   Grant Forest Products, Inc.,
     Term Loan B, 10/12/08 .....................       1,846,366       1,836,386
   Norske Skog Canada Ltd.,
     Term Loan B, 08/14/07 .....................         995,000       1,004,627
   Port Townsend Paper Corp.,
     Term Loan B, 03/16/07 .....................       1,977,770       1,933,377
   Potlatch Corp.,
     Term Loan B, 06/29/05 .....................       1,492,500       1,498,419
   Stone Container Corp.,
     Term F, 12/31/05 ..........................       1,989,399       1,992,284
                                                                     -----------
                                                                      10,898,561
                                                                     -----------

Pharmaceutical - 1.4%
   Alpharma Operating Corp.,
     Term Loan B, 10/05/08 .....................       4,458,333       4,448,254
   Medpointe, Inc.,
     Term Loan B, 09/30/08 .....................       3,990,000       3,984,341
                                                                     -----------
                                                                       8,432,595
                                                                     -----------

See notes to investment portfolio.

                                                               PAR         VALUE
Printing/Publishing - 1.9%
   Canwest Media, Inc.:
     Term Loan B-2, 05/15/08 .......................   $ 1,820,316   $ 1,842,139
     Term Loan C-2, 05/15/09 .......................     1,137,247     1,150,881
   DIMAC Holdings.: (c)
     Term Loan A, 12/31/05 .........................       246,193        27,081
     Term Loan B, 01/01/02 .........................        79,539        68,006
   DIMAC Marketing Partners: (c)
     Revolver, 07/01/03 ............................        27,443         3,019
     Term Loan A, 07/01/03 .........................        59,591         6,555
     Term Loan B, 01/01/05 .........................       246,193        27,081
   Muzak, LLC, (b)
     Term Loan B, 12/31/06 .........................     2,462,446     2,441,241
   Weekly Reader Corp./Compass Learning, Inc.,
     Term Loan B, 11/17/06 .........................     5,887,160     5,689,801
                                                                     -----------
                                                                      11,255,804
                                                                     -----------

Rail/Shipping - 2.1%
   American Commercial Lines:
     Term Loan B, 06/30/06 .........................     1,159,357     1,066,158
     Term Loan C, 06/30/07 .........................     1,364,143     1,254,483
   Helm Financial Corp., (b)
     Term Loan B, 10/18/06 .........................     5,568,333     5,462,191
   Kansas City Southern Railway Co.,
     Term Loan B, 12/29/06 .........................       990,000       995,970
   RailAmerica Transportation Corp.:
     Term Loan B, 12/31/06 .........................     2,579,502     2,590,528
     Term Loan C, 12/31/06 .........................     1,000,000     1,008,660
                                                                     -----------
                                                                      12,377,990
                                                                     -----------

Real Estate Investment Trust - 1.5%
   Corrections Corp. of America:
     Term Loan, 12/31/02 ...........................       460,731       460,725
     Term Loan B, 12/31/02 .........................     2,634,344     2,629,372
     Term Loan C, 12/31/02 .........................     3,685,553     3,678,604
   Ventas Realty,
     Term Loan C, 12/31/07 .........................     2,005,731     2,006,583
                                                                     -----------
                                                                       8,775,284
                                                                     -----------

Rental/Leasing Companies - 0.3%
   NationsRent, Inc.,
     Term Loan B, 07/20/06 .........................     2,995,185     1,733,474
                                                                     -----------

Retail Stores - 0.3%
   Rite Aide Corp.,
     Term Loan A, 06/27/05 .........................     2,000,000     1,938,339
                                                                     -----------

Semiconductors - 0.3%
   On Semiconductor Components Industries, LLC:
     Term Loan B, 08/04/06 .........................       479,074       360,996
     Term Loan C, 08/04/07 .........................       515,926       388,765
     Term Loan D, 08/04/07 .........................     1,293,500       974,876
                                                                     -----------
                                                                       1,724,637
                                                                     -----------

See notes to investment portfolio.

                                                               PAR         VALUE
Steel/Iron Ore - 1.5%
   Ispat Inland, LP.:
     Term Loan B, 07/16/05 .........................   $ 2,443,132   $ 1,446,006
     Term Loan C, 07/16/06 .........................     2,443,132     1,446,006
   UCAR Finance, Inc.,
     Term Loan B, 12/31/07 .........................     5,800,453     5,783,545
                                                                     -----------
                                                                       8,675,557
                                                                     -----------

Telecommunications Infrastructure Equipment - 0.8%
   Global Crossing Holdings, Inc., (c)
     Term Loan B, 06/30/06 .........................     1,992,727       412,659
   Spectrasite Communications, Inc.,
     Tranche B, 12/31/07 ...........................     5,000,000     4,342,490
                                                                     -----------
                                                                       4,755,149
                                                                     -----------

Telecommunications Services - 4.2%
         Broadwing, Inc.:
     Term Loan B, 12/30/06 .........................     1,500,000     1,441,625
     Term Loan C, 06/28/07 .........................     1,500,000     1,451,904
   Cricket Communications, Inc., (b)
     Vendor Term Loan, 06/30/07 ....................     5,500,000     4,623,252
   GT Group Telecom Services Corp., (b)
     Lucent Term Loan A, 06/30/08 ..................     5,000,000     4,251,492
   ICG Communications, Inc.,
     Term Loan B, 03/31/06 .........................       479,809       453,420
   KMC Telecom, Inc.,
     Term Loan, 07/01/07 ...........................     2,000,000     1,267,409
   Microcell Connexions, Inc.,
     Term Loan F, 02/22/07 .........................     3,000,000     2,549,958
   Time Warner Telecom,
     Term Loan B, 03/31/08 .........................     3,500,000     3,295,372
   TSI Telecommunication Services, Inc.,
     Term Loan B, 12/31/06 .........................     1,000,000       942,500
   Valor Telecommunications Enterprises, LLC,
     Term Loan B, 06/30/08 .........................     4,937,500     4,833,483
                                                                     -----------
                                                                      25,110,415
                                                                     -----------

Textiles - 1.2%
   Spring Industries, Inc.,
     Term Loan B, 09/05/08 .........................     2,575,966     2,494,481
   St. Johns Knits,
     Term Loan B, 07/31/07 .........................     1,045,083     1,046,057
   Synthetic Industries, Inc.,
     Term Loan B, 12/14/07 .........................     3,953,157     3,389,072
                                                                     -----------
                                                                       6,929,610
                                                                     -----------

Transportation - 2.1%
   Evergreen International Aviation, Inc.:
     Term Loan B-1, 05/07/03 .......................       899,513       814,061
     Term Loan B-2, 05/07/04 .......................     3,598,135     3,256,765
   Gemini Leasing, Inc.,
     Term Loan A, 08/12/05 .........................     3,221,647     1,610,823
   Great Lakes Transportation,
     Term Loan, 03/23/08 ...........................       980,075       963,144

See notes to investment portfolio.

                                                             PAR           VALUE
Transportation - (cont)
   OshKosh Truck Corp.,
     Term Loan B, 01/31/07 .....................    $    987,500    $    996,809
   Transportation Technology,
     Term Loan B, 03/31/07 .....................       5,467,605       4,784,067
                                                                    ------------
                                                                      12,425,669
                                                                    ------------


Transportation Manufacturing - 0.7%
   Motor Coach Industries, Inc.,
     Term Loan, 06/16/06 .......................       5,264,203       4,408,811
                                                                    ------------

Wireless Telecommunication - 5.2%
   Centennial Cellular Operating Co., LLC,
     Term Loan C, 11/30/07 .....................       1,620,010       1,296,827
   Centennial Puerto Rico Operations Corp.,
     Term Loan B, 05/31/07 .....................       2,349,293       1,880,643
   Chicago 20MHz,
     Term Loan, 10/31/07 .......................       3,500,000       3,540,688
   Nextel Finance Co.:
     Term Loan B, 06/30/08 .....................       1,500,000       1,255,156
     Term Loan C, 12/31/08 .....................       1,500,000       1,257,906
     Term Loan D, 03/31/09 .....................       4,500,000       3,721,141
   Nextel Partners, Inc.,
     Term Loan B, 01/29/08 .....................       6,000,000       5,340,000
   Rural Cellular Corp.:
     Term Loan B, 10/03/08 .....................       1,796,428       1,640,852
     Term Loan C, 04/03/09 .....................       1,796,428       1,640,853
   Sygnet Wireless, Inc.:
     Term Loan B, 03/23/07 .....................         845,739         817,801
     Term Loan C, 12/23/07 .....................       3,838,722       3,717,274
   Ubiquitel Operating Co.,
     Term Loan B, 11/17/08 .....................       4,500,000       4,400,435
                                                                    ------------
                                                                      30,509,576
                                                                    ------------

TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
   (cost of $583,226,053) ......................                     548,536,195
                                                                    ------------

Common Stocks - 1.9% ...........................          SHARES

Building - Heavy Construction - 1.4%
   Washington Group International, Inc. ........         442,949       8,504,621
                                                                    ------------

Environmental Services - 0.0%
   Environmental Systems, Inc. (d) .............           3,445              --
                                                                    ------------

Funeral Services & Religious Items - 0.2%
         Alderwoods Group, Inc. ................          97,955       1,288,108
                                                                    ------------

Movies/Entertainment - 0.3%
   United Artist ...............................         113,730       1,478,494
                                                                    ------------

TOTAL COMMON STOCKS
   (cost of $1,486,333) ........................                      11,271,223
                                                                    ------------

See notes to investment portfolio.

Preferred Stocks - 0.0%                                  SHARES            VALUE

Environmental Services - 0.0%
   Dimac Inc. (d)(e) .........................          148,900     $         --
   Environmental Systems, Inc. (d) ...........          545,928            5,186
   Key Plastics (d)(e) .......................               13               --
                                                                    ------------

TOTAL PREFERRED STOCKS
   (cost of $697,302) ........................                             5,186
                                                                    ------------

Warrants (d) - 0.0% ..........................            UNITS

   Dimac Corp., expires 4/4/25 ...............            3,142               --
   Key Plastic, expires 4/4/25 ...............                8               --
   Key Plastic, expires 4/4/25 ...............                7               --
                                                                    ------------

Total Warrants
   (cost of $0) ..............................                                --
                                                                    ------------

Short-Term Obligations - 4.9% ................              PAR

Commercial Paper - 4.9%
   BP Capital PLC,
     1.880%, 03/01/02 ........................     $ 12,700,000       12,700,000
   Goldman Sachs Commercial Paper,
     1.870%, 03/01/02 ........................       15,000,000       15,000,000
   State Street Bank Overnight,
     0.750%, 03/01/02 ........................        1,000,000        1,000,000
                                                                    ------------

TOTAL SHORT TERM OBLIGATIONS
   (cost of $28,700,000) .....................                        28,700,000
                                                                    ------------

TOTAL INVESTMENTS - 99.6%
   (cost of $614,109,688)(f) .................                       588,512,604
                                                                    ------------

   Other Assets & Liabilities, Net - 0.4% ....                         2,609,994
                                                                    ------------
Net Assets - 100.0% ..........................                      $591,122,598
                                                                    ------------


Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a) Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(b) Represents fair value as determined in good faith under procedures approved by the Trustees.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d)  Non-income producing.

(e) Shares were received as part of a settlement due to the default status of a loan. There is no market value for these shares at this time.

(f) Cost for generally accepted accounting principles is $614,109,688. Cost for federal income tax purposes is $614,200,566. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

               Acronym                             Name
               -------                            ------
                 DIP                       Debtor in Possession


See notes to financial statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2002 (UNAUDITED)

Assets:

Investments, at cost .....................................          $614,109,688
                                                                    ------------
Investments, at value ....................................          $588,512,604
Cash .....................................................               108,893
Receivable for:
   Investments sold ......................................                17,733
   Interest and fees .....................................             3,139,182
Deferred Trustees' compensation plan .....................                   324
Other assets .............................................               731,982
                                                                    ------------
   Total Assets ..........................................           592,510,718
                                                                    ------------
Liabilities:
Deferred facilities fee ..................................             1,029,080
Payable for:
   Investments purchased .................................               159,716
   Management fee ........................................               197,951
   Transfer agent fee ....................................                   468
   Bookkeeping fee .......................................                   222
   Trustees' fee .........................................                   359
Deferred Trustees' fee ...................................                   324
                                                                    ------------
   Total Liabilities .....................................             1,388,120
                                                                    ------------
Net Assets ...............................................          $591,122,598
                                                                    ============

See notes to investment portfolio.


Stein Roe Floating Rate Limited Liability Company                             17

Statement of Operations

For the Six Months Ended February 28, 2002 (UNAUDITED)



Investment Income:
Interest ........................................................   $ 21,072,029
Fee letter ......................................................        676,960
                                                                    ------------
   Total Investment Income ......................................     21,748,989
Expenses:
Management fee ..................................................      1,388,901
Bookkeeping fee .................................................          4,389
Transfer agent fee ..............................................          2,968
Trustees' fee ...................................................          2,155
Custody fee .....................................................         13,193
Pricing fee .....................................................        143,049
Other expenses ..................................................         77,751
                                                                    ------------
   Total Expenses ...............................................      1,632,406
Custodian earnings credit .......................................         (4,603)
Interest expense ................................................         17,569
                                                                    ------------
   Net Expenses .................................................      1,645,372
                                                                    ------------
   Net Investment Income ........................................     20,103,617
                                                                    ------------
Net Realized and Unrealized Gain (Loss) on Portfolio Positions:
Net realized loss on investments ................................    (11,766,729)
Net change in unrealized appreciation/depreciation on investments     (9,735,917)
                                                                    ------------
   Net Loss .....................................................    (21,502,646)
                                                                    ------------
Net Decrease in Net Assets from Operations ......................   $ (1,399,029)
                                                                    ============

See notes to financial statements.

Statements of Changes
in Net Assets

                                                                     (UNAUDITED)
                                                                      SIX MONTHS
                                                                           ENDED        YEAR ENDED
                                                                    FEBRUARY 28,        AUGUST 31,
Increase (Decrease) in Net Assets:                                          2002              2001
                                                                    -------------    -------------
Operations:
Net investment income ...........................................   $  20,103,617    $  58,251,242
Net realized loss on investments ................................     (11,766,729)     (10,920,726)
Net change in unrealized appreciation/depreciation on investments      (9,735,917)     (14,498,371)
                                                                    -------------    -------------
   Net Increase (Decrease) from Operations ......................      (1,399,029)      32,832,145
                                                                    -------------    -------------
Transactions in Investors' Beneficial Interest:
Contributions ...................................................      45,816,389      373,685,346
Withdrawals .....................................................    (120,746,615)    (246,730,943)
                                                                    -------------    -------------
   Net Increase (Decrease) from Transactions in
   Investors' Beneficial Interest ...............................     (74,930,226)     126,954,403
                                                                    -------------    -------------
Total Increase (Decrease) in Net Assets .........................     (76,329,255)     159,786,548
Net Assets:
Beginning of period .............................................     667,451,853      507,665,305
                                                                    -------------    -------------
End of period ...................................................   $ 591,122,598    $ 667,451,853
                                                                    =============    =============

See notes to financial statements.

Statement of Cash Flows

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

Increase (Decrease) in Cash
--------------------------------------------------------------------------------

Cash Flows From Operating Activities:
Net Investment Income .......................................     $  20,103,617

Adjustments to reconcile net investment income
  to net cash provided by operating activities:
     Purchases of investment securities .....................      (164,189,465)
     Proceeds from disposition of investment securities .....       219,835,308
     Sale of short-term investments, net ....................        (4,206,183)
     Decrease in receivable for investments sold ............             3,158
     Decrease in receivable for interest and fees ...........         1,184,852
     Increase in other assets ...............................          (650,896)
     Decrease in deferred facility fees .....................           (83,922)
     Increase in payable for investments purchased ..........           158,912
     Decrease in payable for accrued expenses ...............           (44,801)
     Decrease in other liabilities ..........................           (11,839)
     Net amortization/accretion of income ...................           533,929
                                                                  -------------
Net cash provided by operating activities ...................        72,632,670

Cash Flows From Financing Activities:
     Proceeds from capital contributions ....................        45,816,389
     Payment of capital withdrawals .........................      (120,746,615)
                                                                  -------------
Net cash used in financing activities .......................       (74,930,226)
                                                                  -------------
Net Decrease in Cash ........................................        (2,297,556)

Cash:
Beginning of the period .....................................         2,406,449
                                                                  -------------
End of the period ...........................................     $     108,893
                                                                  =============

See notes to financial statements.

Statement of Assets
and Liabilities

FEBRUARY 28, 2002 (UNAUDITED)

Assets:
Investments in Portfolio, at cost .................................   $ 110,921,329
                                                                      -------------
Investments in Portfolio, at value ................................   $ 105,309,812
Receivable for:
  Expense reimbursement due from Advisor ..........................          15,643
Deferred Trustees' compensation plan ..............................             734
Other assets ......................................................           8,664
                                                                      -------------
   Total Assets ...................................................     105,334,853
                                                                      -------------
Liabilities:
  Payable for:
   Distributions ..................................................          39,969
   Administration fee .............................................          16,039
   Transfer agent fee .............................................           9,893
   Bookkeeping fee ................................................           3,982
   Trustees' fee ..................................................             703
   Interest and fees ..............................................          18,871
Deferred Trustees' fee ............................................             734
Other liabilities .................................................             223
                                                                      -------------
   Total Liabilities ..............................................          90,414
                                                                      -------------
Net Assets ........................................................   $ 105,244,439
                                                                      =============
Composition of Net Assets:
Paid-in capital ...................................................   $ 116,829,165
Overdistributed net investment income .............................         (20,437)
Accumulated net realized loss allocated from Portfolio ............      (5,952,772)
Net unrealized depreciation on investments allocated from Portfolio      (5,611,517)
                                                                      -------------
                                                                      $ 105,244,439
                                                                      =============
Shares outstanding (unlimited number authorized) ..................      11,340,590
                                                                      -------------
Net asset value per share .........................................   $        9.28
                                                                      =============

See notes to financial statements.


Liberty-Stein Roe Institutional Floating Rate Income Fund                     21

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

Investment Income:
Interest and fees allocated from Portfolio ......................   $ 4,299,987

Expenses:
Expenses allocated from Portfolio ...............................       324,495
Administration fee ..............................................       121,397
Bookkeeping fee .................................................        24,407
Transfer agent fee ..............................................        53,664
Trustees' fee ...................................................         4,217
Other expenses ..................................................        36,426
                                                                    -----------
   Total Expenses ...............................................       564,606
Fees and expenses waived or reimbursed by Advisor ...............      (109,163)
Interest expense ................................................        18,871
                                                                    -----------
   Net Expenses .................................................       474,314
                                                                    -----------
   Net Investment Income ........................................     3,825,673
                                                                    -----------
Net Realized and Unrealized Gain (Loss) on
Investments Allocated from Portfolio:

Net realized loss on investments allocated from Portfolio .......    (2,949,901)
Net change in unrealized appreciation/depreciation on investments
  allocated from Portfolio ......................................    (1,461,300)
                                                                    -----------
   Net Loss .....................................................    (4,411,201)
                                                                    -----------
Net Decrease in Net Assets from Operations ......................   $  (585,528)
                                                                    ===========

See notes to financial statements.

Statements of Changes
in Net Assets

                                                                    (UNAUDITED)
                                                                    SIX MONTHS
                                                                         ENDED       YEAR ENDED
                                                                  FEBRUARY 28,       AUGUST 31,
Increase (Decrease) in Net Assets:                                        2002             2001
                                                                 -------------    -------------
Operations:
Net investment income ........................................   $   3,825,673    $  14,074,961
Net realized loss on investments allocated from Portfolio ....      (2,949,901)      (3,002,731)
Net change in unrealized appreciation/depreciation
   on investments allocated from Portfolio ...................      (1,461,300)      (3,189,244)
                                                                 -------------    -------------
Net Increase (Decrease) from Operations ......................        (585,528)       7,882,986
                                                                 -------------    -------------
Distributions Declared to Shareholders:
From net investment income ...................................      (4,007,110)     (13,923,602)
From net realized capital gains ..............................              --         (149,426)
                                                                 -------------    -------------
   Total Distributions Declared to Shareholders ..............      (4,007,110)     (14,073,028)
                                                                 -------------    -------------
Share Transactions:
Subscriptions ................................................           3,506        9,209,388
Distributions reinvested .....................................       4,509,752       12,816,596
Redemptions ..................................................     (30,640,217)     (64,532,771)
                                                                 -------------    -------------
   Net Decrease from Share Transactions ......................     (26,126,959)     (42,506,787)
                                                                 -------------    -------------
   Total Decrease in Net Assets ..............................     (30,719,597)     (48,696,829)
Net Assets:
Beginning of period ..........................................     135,964,036      184,660,865
                                                                 -------------    -------------
End of period (including overdistributed net investment income of ($20,437) and undistributed net investment income of
   $176,931, respectively) ...................................   $ 105,244,439    $ 135,964,036
                                                                 =============    =============
Changes in Shares:
Subscriptions ................................................             367          950,984
Issued for distributions reinvested ..........................         480,568        1,307,748
Redemptions ..................................................      (3,281,907)      (6,589,694)
                                                                 -------------    -------------
   Net Decrease ..............................................      (2,800,972)      (4,330,962)
                                                                 =============    =============

See notes to financial statements.

Notes to Financial Statements

FEBRUARY 28, 2002 (UNAUDITED)

Note 1. Organization

     Liberty-Stein Roe Institutional Floating Rate Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital.

     The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At February 28, 2002, Liberty-Stein Roe Institutional Floating Rate Income Fund and Liberty Floating Rate Fund owned 17.8% and 82.2%, respectively, of the Portfolio.

Note 2. Significant Accounting Policies

     The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuations:

     The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, senior loans will be valued by Stein Roe and Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Columbia Management Group, Inc., on behalf of the Portfolio at fair value, which is intended to approximate market value, pursuant to procedures approved by the Board of Trustees. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period, and maturity of such senior loans interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a senior loans interest may differ significantly from the value that would have been used had there been market activity for that senior loans interest. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.
     Equity securities generally are valued at the last sale price or, in the case of unlisted #or listed securities for which there were no sales during the last day, at current quoted bid price.

Investment Transactions and Investment Income:

     Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the


24                                                 Notes to Financial Statements
estimated life of each applicable security. Realized gains and losses from investment transactions are reported on an identified cost basis. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

     Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this change did not impact total net assets of the Portfolio, but resulted in reclassifications as follows:

                                                          Decrease in
                                            Decrease     Net Unrealized
                                             in Cost      Depreciation
                                             -------      ------------

     Stein Roe Limited Liability Company    $(77,713)       $ 77,713
     Liberty-Stein Roe Institutional
     Floating Rate Income Fund               (15,931)         15,931

     The effect of this change for the six months ended February 28, 2002 is as follows:

                                               Decrease in      Decrease in     Decrease in
                                             Net Investment   Net Unrealized   Net Realized
                                                 Income        Depreciation        Loss
                                                 ------        ------------        ----
     Stein Roe Limited Liability Company        $(25,654)        $ 13,165        $ 12,489
     Liberty-Stein Roe Institutional
       Floating Rate Income Fund                  (4,566)           2,343           2,223

     The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

Federal Income Taxes:

     No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

Distributions to Shareholders:

     Dividends from net investment income are declared by the Fund and recorded each #business day and are paid monthly. Capital gains distributions, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Capital Loss Carryforwards:

     At August 31, 2001, capital loss carryforwards available were approximately as follows:

               Year of Expiration             Capital Loss Carryforward
               ------------------             -------------------------
                      2009                             $16,991

     Additionally, net capital losses of $2,951,537 attributable to transactions, occurring after October 31, 2000, are treated as arising on the first day of the current taxable year.

Statement of Cash Flows:

     Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at February 28, 2002.

Note 3. Trustees' Fees and Transactions with Affiliates

Management & Administrative fees:

     The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to the Advisor, an indirect, wholly-owned subsidiary of Columbia Management Group, Inc., for its services as investment advisor and manager.

     The management fee for the Portfolio is computed at an annual rate of 0.45% of average daily net assets. The administrative fee for the Fund is computed at an annual rate of 0.20% of average daily net assets.

     On November 1, 2001, Liberty Financial Companies, Inc., the former intermediate parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

Bookkeeping Fee:

     The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

     Under its pricing and bookkeeping agreement with the Portfolio and Fund, the Advisor receives from the Portfolio and an annual flat fee or $10,000 and $5,000 respectively, paid monthly, and in any month that the Fund's average daily net assets are more than #$50 million, a monthly fee equal to the average daily net assets for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

     Transfer agent fee:

     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

     The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

Expense limits:

     The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.75% of average daily net assets.

Other:

     The Portfolio and Fund pay no compensation to their officers, all of whom are employees of the Advisor.

Note 4. Investment Transactions

     The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended February 28, 2002 were $164,189,465 and $219,835,308, respectively.

     Unrealized appreciation (depreciation) at February 28, 2002, based on cost for federal income tax purposes was:

     Gross unrealized appreciation                        $ 559,153,616
     Gross unrealized depreciation                         (584,841,578)
                                                          -------------
          Net unrealized depreciation                     $ (25,687,962)
                                                          =============

Note 5. Tender of Shares

     The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of September, December, March and June each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the six months ended February 28, 2002, there were two tender offers in September and December. The Fund offered to repurchase 10% and 25% of its shares and 0.38% and 22.28%, respectively of shares outstanding were tendered.

Note 6. Senior Loan Participation Commitments

     The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.

     At February 28, 2002, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

                                             Principal
Selling Participant                            Amount                   Value
-------------------                            ------                   -----
Goldman Sachs Credit Partners LP             $1,323,865              $  783,556
JPMorgan Chase                                6,658,781               1,648,048

     The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

Note 7. Unfunded Loan Commitments

     As of February 28, 2002, the Portfolio had unfunded loan commitments of $9,122,414, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                   Borrower                            Unfunded Commitments
       ---------------------------                   ----------------------
       Aftermarket Technology                                    $1,000,000
       Bridge Information Systems, Inc.                               1,935
       Insight Health                                             3,000,000
       Libbey Glass Inc.                                          2,500,000
       Loew's Cineplex Entertainment Corp.                           33,073
       LTV Corp.                                                    187,304
       Mail-Well l Corp.                                            603,493
       Noveon, Inc.                                                 625,000
       Riverwood International Corp.                              1,020,833
       Sun Healthcare Group, Inc.                                   150,776
                                                     ----------------------
                                                                 $9,122,414

Stein Roe Floating Rate Limited Liability Company
-------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                               (Unaudited)
                                Six Months                                           Period
                                     Ended                   Year Ended               Ended
                              February 28,                    August 31,         August 31,
                                      2002              2001            2000        1999(a)
                                      ----              ----            ----        ----
Ratios to Average Net Assets
Expenses                             0.53%(b)(c)       0.53%(b)         0.55%       0.96%(c)
Net investment income                6.52%(b)(c)(d)    8.94%(b)         9.26%       7.59%(c)
Portfolio turnover rate                28%(e)            63%              21%         17%

(a)  From commencement of operations on December 17, 1998.

(b)  The benefits derived from custody credits had no impact.

(c)  Annualized.

(d) As required, effective September 1, 2002, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended February 28, 2002, was to decrease the ratio of net investment income to average net assets from 6.53% to 6.52%. Ratios and supplemental data for the periods prior to February 28, 2002 have not been reinstated to reflect this change in presentation.

(e)  Not annualized.


Liberty-Stein Roe Institutional Floating Rate Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                                         (Unaudited)
                                                          Six Months                                                    Period
                                                               Ended                        Year Ended                   Ended
                                                        February 28,                        August 31,              August 31,
                                                             2002                  2001               2000             1999(a)
                                                         -----------           -----------        -----------      -----------
Net Asset Value, Beginning of Period .................   $      9.61           $     10.00        $     10.07      $     10.00
                                                         -----------           -----------        -----------      -----------
Income from Investment Operations
Net investment income ................................          0.29(b)(c)            0.87(b)            0.88             0.51
Net realized and unrealized gain (loss) allocated
 from Portfolio ......................................         (0.33)(c)             (0.40)             (0.07)            0.07
                                                         -----------           -----------        -----------      -----------
   Total from Investment Operations ..................         (0.04)                 0.47               0.81             0.58
                                                         -----------           -----------        -----------      -----------
Less Distributions Declared to Shareholders
From net investment income ...........................         (0.29)                (0.85)             (0.88)           (0.51)
In excess of net investment income ...................            --                    --                 --               --(d)
From net realized gains ..............................            --                 (0.01)                --(d)            --
                                                         -----------           -----------        -----------      -----------
   Total Distributions Declared to Shareholders ......         (0.29)                (0.86)             (0.88)           (0.51)
                                                         -----------           -----------        -----------      -----------
Net Asset Value, End of Period .......................   $      9.28           $      9.61        $     10.00      $     10.07
                                                         ===========           ===========        ===========      ===========
Total return (e) .....................................         (0.35)%(f)             4.93%              8.52%            5.94%(f)
                                                         ===========           ===========        ===========      ===========

Ratios to Average Net Assets
Expenses .............................................          0.75%(g)              0.75%              0.75%            0.87%(g)
Net investment income ................................          6.34%(c)(g)           8.90%              8.97%            7.68%(g)
Waiver/reimbursement .................................          0.18%(g)              0.10%              0.14%            0.85%(g)
Net assets, end of period (000's) ....................   $   105,244           $   135,964        $   184,661      $   127,195

(a)  From commencement of operations on December 17, 1998.

(b) Per share data was calculated using average shares outstanding during the period.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six month's ended February 28, 2002 was to decrease the ratio of net investment income to average net assets from 6.35% to 6.34%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

(d)  Rounds to less than $0.01.

(e)  Computed giving effect to the Advisor's expense limitation undertaking.

(f)  Not Annualized.

(g)  Annualized.


Financial Highlights                                                          29

On September 26, 2001, a Special Meeting of Shareholders of the
Liberty-Stein Roe Institutional Floating Rate Income Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 14,054,269 shares outstanding. The votes cast were as follows:

                                                        % of Shares to      % of Shares to
Proposal 1: To approve a new                             Total Shares        Total Shares
investment advisory agreement:           Shares           Outstanding            Voted
------------------------------           ------           -----------            -----
For                                     7,453,917            53.04%             100.00%


30                                                   Shareholder Meeting Results

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


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


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



                                                                  [LOGO]
                                                               stein roe
                                                            MUTUAL FUNDS


                                                    ONE FINANCIAL CENTER
                                                   BOSTON, MA 02111-2621
                                                            800-336-2550



                                                 S87-03/123J-0302 (04/02)
                                                                  02/545